Business Combinations	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Business Combinations
6.  BUSINESS COMBINATION
On 30 December 2014, we acquired our partner’s equity ownership interest in a liquefied atmospheric industrial gases production joint venture in North America for $22.6, which increased our ownership from 50% to 100%. The transaction was accounted for as a business combination, and subsequent to the acquisition, the results are consolidated within our Industrial Gases – Americas segment. The assets acquired, primarily plant and equipment, were recorded at their fair market values as of the acquisition date.
The acquisition date fair value of the previously held equity interest was determined using a discounted cash flow analysis under the income approach. The twelve months ended 30 September 2015 include a gain of $17.9 ($11.2 after-tax, or $.05 per share) as a result of revaluing our previously held equity interest to fair value as of the acquisition date. This gain is reflected on the consolidated income statements as “Gain on previously held equity interest.”